Condensed Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 2,399,326	$ (1,648,235)	$ (181,695)	$ (1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account	(4,082,108)	(1,210,823)	(1,924)	(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance	94,553	497,392	(604,107)	509,554
Accrued expenses	1,044,795	1,838,474	76,474	2,711,299
Accrued expenses – related party	102,440			66,587
Net cash used in operating activities	(440,994)	(523,192)	(711,252)	(756,716)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	133,124,975
Increase in short-term investments	(2,060,000)		(202,998,782)	(2,999,982)
Net cash used in investing activities	131,064,975		(202,998,782)	(2,999,982)
Cash flows from financing activities:
Proceeds from issuance of Class B ordinary shares to Sponsor			25,100
Proceeds from sale of Units, net of underwriting discount paid			197,498,815
Proceeds from sale of Private units			7,796,842
Payment of offering costs			(582,540)
Proceeds from Promissory Note			338,038
Repayment of Promissory Note			(338,038)
Proceeds for extension				2,999,982
Due to related parties		46,867
Redemption of Class A ordinary shares	(133,124,975)
Proceeds from working capital loan- related party	250,000
Contribution for extension	2,060,000
Net cash used in financing activities	(130,814,975)	46,867	204,738,217	2,999,982
Net decrease in cash and cash equivalents	(190,994)	(476,325)	1,028,183	(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	271,467	1,028,183		1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	80,473	551,858	1,028,183	271,467	$ 1,028,183
Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value	6,142,108	1,212,747		5,934,098
Deferred underwriting fee payable			5,999,964
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss	(10,447,097)	(7,314,420)		(15,725,713)	(12,885,300)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds	801,692	2,273,362		3,438,950	2,814,474
Depreciation of equipment and software	466,229	509,420		701,262	1,066,303
Depreciation of right-of-use assets	132,117	114,841		170,443
Amortization of intangible assets	2,292,031	2,643,309		3,525,388	4,545,804
Step acquisition of a subsidiary				(2,129,515)
Disposal of a subsidiary					(988,666)
Deferred income taxes				113,782	(369,734)
Unrealized foreign exchange loss	101,609	880,445		543,277	(1,736,130)
Fair value gain on step acquisition		(2,129,515)
Changes in operating assets and liabilities:
Accounts receivable	568,655	367,422		255,732	1,067,408
Prepayments, receivables and other assets	8,531,594	(18,568,285)			2,358,628
Amounts due from related parties	(2,416,376)	6,652,874		(3,418,880)	(1,031,205)
Prepayments, receivables and other assets				(5,695,323)	(1,764,492)
Escrow money payable	101,382	32,125		94,918	22,265
Client money payable	(801,190)	(652,788)		544,998	687,862
Amounts due to related parties	(1,147,877)	1,261,203		38,769,225	9,269,653
Accounts payable, accruals and other payables	(11,826,195)	6,775,250		(12,351,067)	9,023,647
Lease liabilities				(155,561)	(866)
Interest payable on convertible bonds	2,798,675	2,590,000
Net cash used in operating activities	(10,844,751)	(4,564,757)		8,681,916	12,079,651
Cash flows from investing activities:
Increase in short-term investments					(458)
Purchases of property, plant and equipment	(174,303)	(284,205)		(532,332)	(405,880)
Acquisition of a subsidiary		(200,000)		(200,000)
Net cash used in investing activities	(174,303)	(484,205)		(732,332)	(406,338)
Cash flows from financing activities:
Dividend paid		(1,912,014)		(1,912,014)
(Decrease) increase in bank overdrafts	568,100	(27,861)		(27,861)	(16,519)
Proceeds from borrowings	1,250,741	1,480,534		1,481,263	4,737,516
Repayment of borrowings	(1,492,925)	(2,151,177)		(2,242,961)	(3,646,097)
Proceeds from receivable factoring	1,580,109	2,479,237		3,230,844	12,648,366
Repayment of receivable factoring	(1,908,489)	(2,412,554)		(2,796,291)	(13,348,080)
Repayment of convertible bonds		(3,500,000)		(3,500,000)	(10,500,000)
Payment of principal elements of lease liabilities	(126,520)	(107,325)		(61,048)	(35,434)
Payment of interest elements of lease liabilities	(19,082)	(4,977)
Net cash used in financing activities	(148,066)	(6,156,137)		(5,767,020)	(10,124,814)
Net decrease in cash and cash equivalents	(11,167,120)	(11,205,099)		2,182,564	1,548,498
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	73,999,703	71,817,139		71,817,139	70,268,641
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	$ 62,832,583	$ 60,612,040	$ 71,817,139	73,999,703	71,817,139
Supplemental disclosure of cash flow information:
Interest paid				(1,203,790)	(3,080,380)
Income taxes paid				$ (1,351,939)	$ (2,133,391)